UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   ----------


                                    FORM 13F


                              FORM 13F COVER PAGE


        Report for the Calendar Year or Quarter Ended June 30, 2003

If amended report check here:    [_]                      Amendment Number:_____

This Amendment (Check only one): [_] is a restatement
                                 [_] adds new holdings entries.


                            HEWLETT-PACKARD COMPANY
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                    Name of Institutional Investment Manager


     3000 HANOVER STREET MS 1050          PALO ALTO          CA           94304
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Business Address     (Street)              (City)          (State)         (Zip)



Form 13F File Number:  28-02187

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


                                 Vice President,
Charles N. Charnas           Deputy General Counsel                 650-857-6162
                            and Assistant Secretary
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Name                                (Title)                              (Phone)


                                                /s/  Charle N. Charnas
                                       -----------------------------------------
                                                  Charles N. Charnas



                                          Palo Alto, CA      August 8, 2003
                                       -----------------------------------------
                                             (Place and Date of Signing)



Report Type:

[X]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: NONE

                             FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   11

Form 13F Information Table Value Total:   $75,757
                                          (thousands)


List of Other Included Managers:  NONE

                           FORM 13F INFORMATION TABLE




FORM 13-F                             06/30/03
REPORTING MANAGER:                    HEWLETT-PACKARD COMPANY

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ITEM 1                    ITEM 2    ITEM 3       ITEM 4      ITEM 5            ITEM 6            ITEM 7            ITEM 8
                                                  FAIR                   INVESTMENT DISCRETION                 VOTING AUTHORITY
NAME OF ISSUER            TITLE                  MARKET     SHARES OR                  SHARED
                           OF        CUSIP        VALUE     PRINCIPAL    SOLE  SHARED   OTHER     MANA-    SOLE       SHARED    NONE
                          CLASS      NUMBER     (x$1000)     AMOUNT      (A)    (B)      (C)      GERS     (A)         (B)      (C)
------------------------------------------------------------------------------------------------------------------------------------
Agilent Technologies .... Common    00846U101    17,301        884,961   X                        HP          884,961
Allscripts .............. Common    01988P108     1,400        378,501   X                        HP          378,501
Altiris.................. Common    02148M100     8,036        400,000   X                        HP          400,000
Broadvision Inc.......... Common    111412607       256         46,174   X                        HP           46,174
CMGI Inc................. Common    125750109    36,617     24,249,767   X                        HP       24,249,767
Crossroads Systems Inc... Common    22765D100     1,483        877,818   X                        HP          877,818
Interland ............... Common    458727104     1,137      1,160,000   X                        HP        1,160,000
NaviSite................. Common    63935M208     6,327      2,300,635   X                        HP        2,300,635
Novadigm Inc............. Common    669937104     2,444        940,000   X                        HP          940,000
724 Solutions............ Common    81788Q209       340        112,508   X                        HP          112,508
XCelera.................. Common    G31611109       416        261,400   X                        HP          261,400

GRAND TOTAL (Thousands):                        $75,757